General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of General And Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
20.	GENERAL AND ADMINISTRATIVE EXPENSES

(in thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Salaries and related expenses	$284	$407	$236
Professional services	294	203	307
Consulting and director fees	1,206	775	639
Management fees	99	317	440
Travel	43	80	73
Office and general	603	304	297
Regulatory and filing fees	47	46	19
Shareholder relations	281	191	251
Total	$2,857	$2,323	$2,262